Long-Term Investments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of Long-Term and Other Investments

As at	December 31, 2020	December 31, 2019
Investments in publicly-traded entities	$—	$4
Loan to affiliate (notes 23 and 30)	—	45
Deferred lease receivable	12	17
Debt issuance costs associated with credit facilities	3	6
Refundable deposits	9	9
Prepayment on long-term service agreements	70	81
Deferred information technology costs	4	—
Cash calls from joint venture partners	26	10
Contract asset (net of credit losses of $1 million) (notes 23 and 24)	50	30
Rabbi trust and other restricted cash (notes 28, 29 and 31)	19	32
Other long-term receivables (net of credit losses of $2 million) (notes 23 and 29)	18	33
Capitalized contract costs	5	—
Financial transmission rights	12	12
Other	17	18
	$245	$297